Investment Objectives and Goals	Oct. 31, 2024
First Eagle Global Fund | First Eagle Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Global Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle Global Fund (“Global Fund” or the “Fund”) seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world.
First Eagle Overseas Fund | First Eagle Overseas Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Overseas Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle Overseas Fund (“Overseas Fund” or the “Fund”) seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations.
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | First Eagle U.S. Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

First Eagle U.S. Fund (“U.S. Fund” or the “Fund”) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities.

First Eagle Gold Fund | First Eagle Gold Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Gold Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

First Eagle Gold Fund (“Gold Fund” or the “Fund”) seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio.

First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Global Income Builder Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle Global Income Builder Fund (“Global Income Builder Fund” or the “Fund”) seeks current income generation and long-term growth of capital.
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Rising Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle Rising Dividend Fund (“Rising Dividend Fund” or the “Fund”) seeks capital appreciation and current income.
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Small Cap Opportunity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle Small Cap Opportunity Fund (“Small Cap Fund” or the “Fund”) seeks long-term growth of capital.
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle U.S. Smid Cap Opportunity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle U.S. Smid Cap Opportunity Fund (“Smid Cap Fund” or the “Fund”) seeks long-term growth of capital.
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Global Real Assets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle Global Real Assets Fund (“Real Assets Fund” or the “Fund”) seeks long-term growth of capital.
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle High Yield Municipal Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle High Yield Municipal Fund (“High Yield Municipal Fund” or the “Fund”) seeks to provide high current income exempt from regular federal income taxes.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective when consistent with the Fund’s primary objective.
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Short Duration High Yield Municipal Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle Short Duration High Yield Municipal Fund (“Short Duration High Yield Municipal Fund” or the “Fund”) seeks to provide high current income exempt from regular federal income taxes.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective when consistent with the Fund’s primary objective.